Trade Accounts Receivable - Schedule of Trade Accounts Receivables by Aging Category (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Aging list:
Trade accounts receivables	R$ 16,987	R$ 14,852
Current [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	13,127	11,975
Due up to 30 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	603	1,651
Due from 30 to 60 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	100	272
Due from 60 to 90 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	1,893	365
Overdue over 90 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	R$ 1,264	R$ 589